Filed electronically with the Securities and Exchange Commission on May 20, 2020

1933 Act File No. 033-34079

1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |
PRE-EFFECTIVE AMENDMENT NO.	| |
POST-EFFECTIVE AMENDMENT NO. 123	| X |

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	| X |

AMENDMENT NO. 139	| X |

Deutsche DWS Institutional Funds (Exact Name of Registrant as Specified in Charter)

875 Third Avenue, New York, NY 10022-6225
(Address of Principal Executive Offices) (Zip Code)

(212) 454-4500
(Registrant’s Telephone Number)

John Millette Vice President and Secretary Deutsche DWS Institutional Funds
One International Place
Boston, MA 02110-2618
(Name and address of agent for service)

Copy to: John S. Marten
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601-1104

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|___|	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|___|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

  DWS Equity 500 Index Fund — Class T, Class R6, Institutional Class and Class S
  DWS S&P 500 Index Fund — Class A, Class T, Class C, Class R6 and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of May 2020.

DEUTSCHE DWS INSTITUTIONAL FUNDS

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	May 8, 2020

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	May 8, 2020

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 8, 2020

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 8, 2020

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	May 8, 2020

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 8, 2020

/s/William McClayton
William McClayton*	Trustee	May 8, 2020

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 8, 2020

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 8, 2020

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 118, as filed on December 19, 2018 to the Registration Statement.

SIGNATURES

DEUTSCHE DWS EQUITY 500 INDEX PORTFOLIO has duly caused this amendment to the Registration Statement on Form N-1A of Deutsche DWS Institutional Funds, on behalf of DWS Equity 500 Index Fund and DWS S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York and the State of New York, on the 8th day of May 2020.

DEUTSCHE DWS EQUITY 500 INDEX PORTFOLIO

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Amendment No. 32, as filed on July 2, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase